WARRANTS (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 11, 2017	Aug. 10, 2017	Aug. 09, 2017	Mar. 31, 2016	Feb. 29, 2016
Warrants to purchase common stock issued and outstanding
Number of Warrants			3,391,439
Weighted average exercise price			$ 7.94
Weighted average life in years			3 years 2 months 27 days
Proceeds from issuance of common stock and warrants		$ 29,905	$ 29,905	$ 14,480	$ 14,618
Fair value of warrants
Fair value of warrants			$ 90	$ 251
Common Stock
Warrants to purchase common stock issued and outstanding
Number of shares issued (in shares)				2,388,245	3,500,312
Warrants
Warrants to purchase common stock issued and outstanding
Number of Warrants	2,798,246
Weighted average exercise price	$ 8.75
Weighted average life in years	2 years 8 months 16 days
Fair value of warrants
Expected volatility (as a percent)	86.00%		89.00%	100.00%	119.00%
Risk-free interest rate (as a percent)	1.50%		1.20%	0.65%	1.47%
Expected term (in years)	1 year 7 months 6 days		2 years 4 months 24 days	3 years 4 months 24 days	4 years 4 months 24 days
Expected dividend yield (as a percent)			0.00%	0.00%	0.00%
Warrants | Derivative with Exercise Price Four
Warrants to purchase common stock issued and outstanding
Number of Warrants							48,507	10,403
Warrant Exercise Price						$ 0.83	$ 3.87
Warrants for purchase of common stock (in shares)	48,507
Warrants | Derivative with Exercise Price Five
Warrants to purchase common stock issued and outstanding
Number of Warrants									587,950	395,716
Warrant Exercise Price									$ 3.87	$ 5.75
Equity | Derivative with Exercise Price One
Warrants to purchase common stock issued and outstanding
Warrants Issued Year			2010
Number of Warrants			343,931
Warrant Exercise Price			$ 5.60
Equity | Derivative with Exercise Price One | Minimum
Warrants to purchase common stock issued and outstanding
Expiration date			Oct. 26, 2017
Equity | Derivative with Exercise Price One | Maximum
Warrants to purchase common stock issued and outstanding
Expiration date			Dec. 03, 2017
Equity | Derivative with Exercise Price Two
Warrants to purchase common stock issued and outstanding
Warrants Issued Year			2010
Number of Warrants			306,838
Warrant Exercise Price			$ 4.00
Equity | Derivative with Exercise Price Two | Minimum
Warrants to purchase common stock issued and outstanding
Expiration date			Aug. 30, 2017
Equity | Derivative with Exercise Price Two | Maximum
Warrants to purchase common stock issued and outstanding
Expiration date			Dec. 03, 2017
Equity | Derivative with Exercise Price Three
Warrants to purchase common stock issued and outstanding
Warrants Issued Year			2012
Number of Warrants			6,054
Warrant Exercise Price			$ 6.64
Expiration date			Oct. 05, 2019
Equity | Derivative with Exercise Price Five
Warrants to purchase common stock issued and outstanding
Warrants Issued Year			2016
Number of Warrants			2,146,666
Warrant Exercise Price			$ 10.00
Expiration date			Mar. 18, 2021
Equity | Warrants | Derivative with Exercise Price One
Warrants to purchase common stock issued and outstanding
Warrants Issued Year	2010
Number of Warrants	343,931
Warrant Exercise Price	$ 5.60
Equity | Warrants | Derivative with Exercise Price One | Minimum
Warrants to purchase common stock issued and outstanding
Expiration date	Oct. 26, 2017
Equity | Warrants | Derivative with Exercise Price One | Maximum
Warrants to purchase common stock issued and outstanding
Expiration date	Dec. 03, 2017
Equity | Warrants | Derivative with Exercise Price Two
Warrants to purchase common stock issued and outstanding
Warrants Issued Year	2010
Number of Warrants	253,088
Warrant Exercise Price	$ 4.00
Equity | Warrants | Derivative with Exercise Price Two | Minimum
Warrants to purchase common stock issued and outstanding
Expiration date	Oct. 26, 2017
Equity | Warrants | Derivative with Exercise Price Two | Maximum
Warrants to purchase common stock issued and outstanding
Expiration date	Dec. 03, 2017
Equity | Warrants | Derivative with Exercise Price Three
Warrants to purchase common stock issued and outstanding
Warrants Issued Year	2012
Number of Warrants	6,054
Warrant Exercise Price	$ 6.64
Expiration date	Oct. 05, 2019
Equity | Warrants | Derivative with Exercise Price Five
Warrants to purchase common stock issued and outstanding
Warrants Issued Year	2016
Number of Warrants	2,146,666
Warrant Exercise Price	$ 10.00
Expiration date	Mar. 18, 2021
Liability | Derivative with Exercise Price Four
Warrants to purchase common stock issued and outstanding
Warrants Issued Year			2014
Number of Warrants			587,950
Warrant Exercise Price			$ 3.87
Expiration date			May 09, 2019
Liability | Warrants | Derivative with Exercise Price Four
Warrants to purchase common stock issued and outstanding
Warrants Issued Year	2014
Number of Warrants	48,507
Warrant Exercise Price	$ 0.83
Expiration date	May 09, 2019